Horizon Defined Risk Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.5%		Shares	Value
Banking - 3.3%
Bank of America Corp.		92,722	$3,778,422
Citigroup, Inc.		25,999	1,628,577
Citizens Financial Group, Inc.		6,201	266,953
Fifth Third Bancorp		9,320	397,871
Huntington Bancshares, Inc.		19,745	295,583
JPMorgan Chase & Co. (h)		39,136	8,797,773
KeyCorp		12,857	219,340
M&T Bank Corp.		2,273	391,206
PNC Financial Services Group, Inc.		5,423	1,003,743
Regions Financial Corp.		12,482	292,328
Truist Financial Corp.		18,233	810,639
US Bancorp		21,265	1,004,346
Wells Fargo & Co.		47,517	2,778,319
			21,665,100

Consumer Discretionary Products - 2.2%
Aptiv PLC (a)		3,707	265,162
BorgWarner, Inc.		3,106	105,821
Deckers Outdoor Corp. (a)		349	334,792
DR Horton, Inc.		4,038	762,213
Ford Motor Co.		53,449	598,094
General Motors Co.		15,550	774,079
Hasbro, Inc.		1,784	121,598
Lennar Corp., - Class A		3,335	607,170
Masco Corp.		3,001	238,760
Mohawk Industries, Inc. (a)		721	111,856
Nike, Inc. - Class B		16,512	1,375,780
NVR, Inc. (a)		50	458,623
PulteGroup, Inc.		2,865	377,177
Ralph Lauren Corp.,		532	91,110
Tapestry, Inc.		3,130	128,236
Tesla, Inc. (a)		37,811	8,095,713
			14,446,184

Consumer Discretionary Services - 1.5%
Caesars Entertainment, Inc. (a)		2,947	110,925
Carnival Corp. (a)		13,765	227,123
Chipotle Mexican Grill, Inc. (a)		18,679	1,047,518
Darden Restaurants, Inc.		1,624	256,836
Domino's Pizza, Inc.		472	195,507
Hilton Worldwide Holdings, Inc.		3,407	748,313
Las Vegas Sands Corp.		4,977	194,053
Live Nation Entertainment, Inc. (a)		1,939	189,382
Marriott International, Inc. - Class A		3,269	767,202
McDonald's Corp.		9,818	2,834,064
MGM Resorts International (a)		3,420	128,558
Norwegian Cruise Line Holdings Ltd. (a)		5,845	104,567
Royal Caribbean Cruises Ltd. (a)		3,224	530,735
Starbucks Corp.		15,439	1,460,066
Wynn Resorts Ltd.		1,287	98,945
Yum! Brands, Inc.		3,836	517,553
			9,411,347

Consumer Staple Products - 4.0%
Altria Group, Inc.		23,410	1,258,756
Brown-Forman Corp. - Class B		2,438	111,148
Campbell Soup Co.		2,683	133,399
Church & Dwight Co., Inc.		3,331	339,362
Clorox Co.		1,687	267,069
Coca-Cola Co.		52,845	3,829,677
Colgate-Palmolive Co.		11,179	1,190,563
Conagra Brands, Inc.		6,511	203,143
Constellation Brands, Inc. - Class A		2,194	528,118
Estee Lauder Cos., Inc. - Class A		3,172	290,745
General Mills, Inc.		7,693	556,127
Hershey Co.		2,011	388,244
Hormel Foods Corp.		3,951	128,605
J M Smucker Co.		1,444	165,598
Kellanova		3,593	289,632
Kenvue, Inc.		26,085	572,566
Keurig Dr Pepper, Inc.		14,224	520,740
Kimberly-Clark Corp.		4,588	663,700
Kraft Heinz Co.		10,758	381,156
Lamb Weston Holdings, Inc.		1,964	121,611
McCormick & Co., Inc.		3,429	274,423
Molson Coors Brewing Co. - Class B		2,478	133,738
Mondelez International, Inc. - Class A		18,280	1,312,687
Monster Beverage Corp. (a)		9,661	455,323
PepsiCo, Inc.		18,735	3,238,907
Philip Morris International, Inc.		21,186	2,612,022
Procter & Gamble Co. (h)		32,168	5,518,099
Tyson Foods, Inc., - Class A		3,898	250,680
			25,735,838

Financial Services - 6.2%
American Express Co.		7,744	2,002,986
Ameriprise Financial, Inc.		1,352	607,643
Bank of New York Mellon Corp.		10,192	695,298
BlackRock, Inc.		1,904	1,717,046
Blackstone, Inc.		9,740	1,386,586
Broadridge Financial Solutions, Inc.		1,609	342,492
Capital One Financial Corp.		5,206	764,918
CBOE Global Markets, Inc.		1,433	294,338
Charles Schwab Corp.		20,348	1,324,655
CME Group, Inc.		4,906	1,058,420
Corpay, Inc. (a)		956	301,666
Discover Financial Services		3,414	473,556
Equifax, Inc.		1,681	516,285
FactSet Research Systems, Inc.		518	219,031
Fair Isaac Corp. (a)		334	577,910
Fidelity National Information Services, Inc.		7,579	624,888
Fiserv, Inc. (a)		7,974	1,392,260
Franklin Resources, Inc.		4,091	82,802
Global Payments, Inc.		3,479	386,204
Goldman Sachs Group, Inc.		4,393	2,241,528
Intercontinental Exchange, Inc.		7,817	1,262,836
Invesco, Ltd.		6,120	104,591
Jack Henry & Associates, Inc.		992	171,646
KKR & Co., Inc.		9,070	1,122,594
MarketAxess Holdings, Inc.		517	125,316
MasterCard, Inc. - Class A (h)		11,187	5,407,125
Moody's Corp.		2,139	1,043,276
Morgan Stanley		17,053	1,766,861
MSCI, Inc.		1,080	627,037
Nasdaq, Inc.		5,185	373,735
Northern Trust Corp.		2,794	254,841
PayPal Holdings, Inc. (a)		14,258	1,032,707
Raymond James Financial, Inc.		2,542	303,947
S&P Global, Inc.		4,361	2,238,240
State Street Corp.		4,114	358,329
Synchrony Financial		5,474	275,123
T. Rowe Price Group, Inc.		3,043	322,680
Verisk Analytics, Inc.		1,943	530,089
Visa, Inc. - Class A (h)		21,453	5,928,966
			40,260,451

Health Care - 12.1%
Abbott Laboratories		23,709	2,685,518
AbbVie, Inc. (h)		24,068	4,724,789
Abiomed Inc. (a)(b)		495	0
Agilent Technologies, Inc.		3,991	570,394
Align Technology, Inc. (a)		953	226,071
Amgen, Inc.		7,309	2,439,963
Baxter International, Inc.		6,945	263,493
Becton Dickinson & Co.		3,937	954,368
Biogen, Inc. (a)		1,982	405,834
Bio-Rad Laboratories, Inc. - Class A (a)		278	93,775
Bio-Techne Corp.		2,146	158,783
Boston Scientific Corp. (a)		20,037	1,638,826
Bristol-Myers Squibb Co.		27,627	1,379,969
Cardinal Health, Inc.		3,319	374,118
Catalent, Inc. (a)		2,463	150,145
Cencora, Inc.		2,256	540,470
Centene Corp. (a)		7,280	573,882
Charles River Laboratories International, Inc. (a)		702	138,821
Cigna Group		3,870	1,400,205
Cooper Cos., Inc. (a)		2,705	286,000
CVS Health Corp.		17,109	979,319
Danaher Corp.		8,982	2,418,942
DaVita, Inc. (a)		705	106,399
Dexcom, Inc. (a)		5,417	375,615
Edwards Lifesciences Corp. (a)		8,213	574,582
Elevance Health, Inc.		3,167	1,763,671
Eli Lilly & Co. (h)		10,886	10,450,778
GE HealthCare Technologies, Inc.		5,784	490,599
Gilead Sciences, Inc.		16,980	1,341,420
HCA Healthcare, Inc.		2,641	1,044,753
Henry Schein, Inc. (a)		1,746	123,180
Hologic, Inc. (a)		3,181	258,424
Humana, Inc.		1,640	581,331
IDEXX Laboratories, Inc. (a)		1,125	541,496
Incyte Corp. (a)		2,539	166,711
Insulet Corp. (a)		952	193,037
Intuitive Surgical, Inc. (a)		4,836	2,382,359
IQVIA Holdings, Inc. (a)		2,483	624,599
Johnson & Johnson (h)		32,797	5,439,710
Labcorp Holdings, Inc.		1,147	263,684
McKesson Corp.		1,772	994,234
Medtronic PLC		18,095	1,602,855
Merck & Co., Inc. (h)		34,523	4,089,249
Mettler-Toledo International, Inc. (a)		291	418,772
Moderna, Inc. (a)		4,542	351,551
Molina Healthcare, Inc. (a)		798	279,132
Pfizer, Inc.		77,219	2,240,123
Quest Diagnostics, Inc.		1,512	237,339
Regeneron Pharmaceuticals, Inc. (a)		1,444	1,710,692
ResMed, Inc.		2,002	490,530
Revvity, Inc.		1,678	205,622
Solventum Corp. (a)		1,883	120,719
STERIS PLC		1,344	324,038
Stryker Corp.		4,619	1,664,780
Teleflex, Inc.		641	157,154
Thermo Fisher Scientific, Inc.		5,202	3,199,594
UnitedHealth Group, Inc. (h)		12,544	7,403,469
Universal Health Services, Inc. - Class B		811	192,994
Vertex Pharmaceuticals, Inc. (a)		3,516	1,743,549
Viatris, Inc.		16,226	196,010
Waters Corp. (a)		806	279,158
West Pharmaceutical Services, Inc.		992	311,121
Zimmer Biomet Holdings, Inc.		2,803	323,634
Zoetis, Inc.		6,219	1,141,124
			78,803,476

Industrial Products - 5.6%
3M Co.		7,541	1,015,697
Allegion PLC		1,195	165,914
AMETEK, Inc.		3,153	539,321
Amphenol Corp. - Class A		16,370	1,104,156
AO Smith Corp.		1,644	137,636
Axon Enterprise, Inc. (a)		964	351,831
Boeing Co. (a)		7,863	1,366,118
Carrier Global Corp.		11,420	831,148
Caterpillar, Inc.		6,664	2,373,050
Cummins, Inc.		1,863	582,840
Deere & Co.		3,528	1,360,891
Dover Corp.		1,872	348,248
Eaton Corp. PLC		5,445	1,671,234
Emerson Electric Co.		7,794	821,410
Fortive Corp.		4,798	356,971
GE Vernova, Inc. (a)		3,734	750,534
Generac Holdings, Inc. (a)		824	128,981
General Dynamics Corp.		3,098	927,417
General Electric Co.		14,913	2,604,108
Honeywell International, Inc.		8,873	1,844,785
Howmet Aerospace, Inc.		5,283	510,655
Hubbell, Inc.		731	292,342
Huntington Ingalls Industries, Inc.		540	152,696
IDEX Corp.		1,032	213,087
Illinois Tool Works, Inc.		3,700	936,766
Ingersoll Rand, Inc.		5,499	502,884
Johnson Controls International PLC		9,181	668,836
Keysight Technologies, Inc. (a)		2,378	366,497
L3Harris Technologies, Inc.		2,585	611,792
Lockheed Martin Corp.		2,909	1,652,603
Nordson Corp.		740	189,854
Northrop Grumman Corp.		1,896	992,006
Otis Worldwide Corp.		5,511	521,837
PACCAR, Inc.		7,142	686,918
Parker-Hannifin Corp.		1,752	1,051,550
Pentair PLC		2,263	200,705
Rockwell Automation, Inc.		1,554	422,735
RTX Corp.		18,104	2,232,947
Snap-on, Inc.		718	203,725
Stanley Black & Decker, Inc.		2,097	214,649
TE Connectivity, Ltd.		4,174	641,126
Textron, Inc.		2,599	237,029
Trane Technologies PLC		3,086	1,116,083
TransDigm Group, Inc.		763	1,047,759
Trimble, Inc. (a)		3,326	188,551
Veralto Corp.		2,994	336,615
Wabtec Corp.		2,404	407,646
Xylem, Inc.		3,303	454,262
			36,336,445

Industrial Services - 2.4%
American Airlines Group, Inc. (a)		8,937	94,911
Automatic Data Processing, Inc.		5,577	1,538,750
CH Robinson Worldwide, Inc.		1,593	164,891
Cintas Corp.		1,173	944,406
CSX Corp.		26,635	912,782
Delta Air Lines, Inc.		8,792	373,572
Expeditors International of Washington, Inc.		1,923	237,317
Fastenal Co.		7,800	532,584
FedEx Corp.		3,087	922,303
Jacobs Solutions, Inc.		1,707	257,552
JB Hunt Transport Services, Inc.		1,110	192,252
Norfolk Southern Corp.		3,080	788,973
Old Dominion Freight Line, Inc.		2,425	467,540
Paychex, Inc.		4,365	572,688
Quanta Services, Inc.		1,994	548,609
Republic Services, Inc.		2,788	580,490
Rollins, Inc.		3,824	191,888
Southwest Airlines Co.		8,154	235,814
Union Pacific Corp.		8,313	2,128,876
United Airlines Holdings, Inc. (a)		4,481	197,343
United Parcel Service, Inc. - Class B		9,939	1,277,658
United Rentals, Inc.		906	671,582
Waste Management, Inc.		4,976	1,055,111
WW Grainger, Inc.		597	587,997
			15,475,889

Insurance - 4.0%
Aflac, Inc.		7,045	777,486
Allstate Corp.		3,596	679,428
American International Group, Inc.		9,046	696,994
Aon PLC - Class A		2,961	1,017,755
Arch Capital Group Ltd. (a)		5,094	576,081
Arthur J Gallagher & Co.		2,977	870,981
Assurant, Inc.		707	138,819
Berkshire Hathaway, Inc. - Class B (a) (h)		24,674	11,742,850
Brown & Brown, Inc.		3,224	338,939
Chubb Ltd.		5,533	1,572,368
Cincinnati Financial Corp.		2,137	292,833
Everest Group Ltd.		590	231,422
Globe Life, Inc.		1,143	120,072
Hartford Financial Services Group, Inc.		4,030	467,883
Loews Corp.		2,482	203,375
Marsh & McLennan Cos., Inc.		6,715	1,527,730
MetLife, Inc.		8,139	630,610
Principal Financial Group, Inc.		2,937	239,131
Progressive Corp.		7,981	2,012,808
Prudential Financial, Inc.		4,892	592,715
Travelers Cos., Inc.		3,120	711,578
Willis Towers Watson PLC		1,394	407,201
WR Berkley Corp.		4,128	246,442
			26,095,501

Materials - 2.2%
Air Products & Chemicals, Inc.		3,030	844,915
Albemarle Corp.		1,600	144,400
Amcor PLC		19,691	225,265
Avery Dennison Corp.		1,098	243,591
Ball Corp.		4,230	269,916
Celanese Corp.		1,369	178,791
CF Industries Holdings, Inc.		2,492	207,060
Corteva, Inc.		9,500	544,350
Dow, Inc.		9,582	513,404
DuPont de Nemours, Inc.		5,697	479,972
Eastman Chemical Co.		1,603	164,099
Ecolab, Inc.		3,464	877,016
FMC Corp.		1,696	109,528
Freeport-McMoRan, Inc.		19,574	866,737
International Flavors & Fragrances, Inc.		3,479	361,781
International Paper Co.		4,731	229,075
Linde PLC		6,552	3,133,494
LyondellBasell Industries NV - Class A		3,505	345,944
Martin Marietta Materials, Inc.		838	447,626
Mosaic Co.		4,377	125,051
Newmont Goldcorp Corp.		15,716	839,077
Nucor Corp.		3,267	496,290
Packaging Corp. of America		1,213	254,172
PPG Industries, Inc.		3,211	416,563
Sherwin-Williams Co.		3,179	1,174,227
Smurfit WestRock PLC		3,518	166,824
Steel Dynamics, Inc.		2,013	240,574
Vulcan Materials Co.		1,803	442,114
			14,341,856

Media - 8.6%
Airbnb, Inc. - Class A (a)		6,014	705,502
Alphabet, Inc. - Class A (h)		80,061	13,080,366
Alphabet, Inc. - Class C (h)		66,608	10,997,647
Booking Holdings, Inc.		460	1,798,246
Charter Communications, Inc. - Class A (a)		1,334	463,618
Comcast Corp. - Class A		53,341	2,110,703
Electronic Arts, Inc.		3,314	503,132
Expedia Group, Inc. (a)		1,730	240,626
Fox Corp. - Class A		3,149	130,274
Fox Corp. - Class B		1,796	69,020
GoDaddy, Inc. - Class A (a)		1,919	321,260
Interpublic Group of Cos., Inc.		5,143	167,713
Match Group, Inc. (a)		3,621	134,738
Meta Platforms, Inc. - Class A (h)		29,870	15,571,530
Netflix, Inc. (a)		5,871	4,117,626
News Corp., - Class A		5,181	146,778
News Corp., - Class B		1,563	45,999
Omnicom Group, Inc.		2,668	267,947
Paramount Global - Class B		6,736	70,526
Take-Two Interactive Software, Inc. (a)		2,162	349,617
Uber Technologies, Inc. (a)		28,478	2,082,596
VeriSign, Inc. (a)		1,178	216,634
Walt Disney Co.		24,846	2,245,582
Warner Bros Discovery, Inc. (a)		30,385	238,218
			56,075,898

Oil & Gas - 3.5%
APA Corp.		4,920	140,171
Baker Hughes & GE Co.,		13,598	478,242
Chevron Corp.		23,360	3,456,112
ConocoPhillips		15,937	1,813,471
Coterra Energy, Inc.		10,142	246,755
Devon Energy Corp.		8,611	385,600
Diamondback Energy, Inc.		2,430	474,117
EOG Resources, Inc.		7,833	1,009,047
EQT Corp.		6,017	201,630
Exxon Mobil Corp. (h)		61,141	7,210,969
Halliburton Co.		12,063	375,039
Hess Corp.		3,767	520,072
Kinder Morgan, Inc.		26,340	568,154
Marathon Oil Corp.		7,684	220,147
Marathon Petroleum Corp.		4,803	850,707
Occidental Petroleum Corp.		9,063	516,410
ONEOK, Inc.		7,954	734,631
Phillips 66		5,779	810,851
Schlumberger, Ltd.		19,479	856,881
Targa Resources Corp.		3,022	443,932
Valero Energy Corp.		4,457	653,976
Williams Cos., Inc.		16,609	760,194
			22,727,108

Real Estate - 2.4%
Alexandria Real Estate Equities, Inc.		2,142	256,119
American Tower Corp.		6,362	1,425,470
AvalonBay Communities, Inc.		1,932	436,110
BXP, Inc.		1,963	147,657
Camden Property Trust		1,452	181,790
CBRE Group, Inc. - Class A (a)		4,109	473,110
CoStar Group, Inc. (a)		5,561	429,865
Crown Castle, Inc.		5,923	663,494
Digital Realty Trust, Inc.		4,419	669,965
Equinix, Inc.		1,292	1,077,993
Equity Residential		4,699	351,861
Essex Property Trust, Inc.		874	263,764
Extra Space Storage, Inc.		2,883	510,291
Federal Realty Investment Trust		1,016	116,840
Healthpeak Properties, Inc.		9,592	213,710
Host Hotels & Resorts, Inc.		9,611	170,115
Invitation Homes, Inc.		7,847	289,083
Iron Mountain, Inc.		3,938	446,018
Kimco Realty Corp.		9,096	211,573
Mid-America Apartment Communities, Inc.		1,591	258,331
Prologis, Inc.		12,617	1,612,705
Public Storage		2,154	740,373
Realty Income Corp.		11,864	736,873
Regency Centers Corp.		2,241	162,898
SBA Communications Corp.		1,464	331,830
Simon Property Group, Inc.		4,439	742,867
UDR, Inc.		4,128	183,737
Ventas, Inc.		5,515	342,537
VICI Properties, Inc.		14,216	475,952
Welltower, Inc.		8,145	982,939
Weyerhaeuser Co.		9,943	303,162
			15,209,032

Renewable Energy - 0.1%
Enphase Energy, Inc. (a)		1,854	224,408
First Solar, Inc. (a)		1,457	331,278
			555,686

Retail & Wholesale - Discretionary - 5.7%
Amazon.com, Inc. (a) (h)		124,827	22,281,619
AutoZone, Inc. (a)		233	741,285
Bath & Body Works, Inc.		3,049	93,787
Best Buy Co., Inc.		2,624	263,450
Builders FirstSource, Inc. (a)		1,661	289,014
CarMax, Inc. (a)		2,149	181,698
Copart, Inc. (a)		11,924	631,495
eBay, Inc.		6,897	407,613
Etsy, Inc. (a)		1,593	87,758
Genuine Parts Co.		1,899	272,051
Home Depot, Inc. (h)		13,504	4,976,224
LKQ Corp.		3,644	151,554
Lowe's Cos., Inc.		7,797	1,937,554
Lululemon Athletica, Inc. (a)		1,561	405,033
O'Reilly Automotive, Inc. (a)		803	907,366
Pool Corp.		523	183,897
Ross Stores, Inc.		4,569	688,137
TJX Cos., Inc.		15,434	1,809,945
Tractor Supply Co.		1,469	393,031
Ulta Beauty, Inc. (a)		652	230,052
			36,932,563

Retail & Wholesale - Staples - 2.0%
Archer-Daniels-Midland Co.		6,738	410,951
Bunge Global SA		1,928	195,461
Costco Wholesale Corp.		6,045	5,394,437
Dollar General Corp.		2,994	248,412
Dollar Tree, Inc. (a)		2,823	238,515
Kroger Co.		9,121	485,328
Sysco Corp.		6,784	528,949
Target Corp.		6,302	968,113
Walgreens Boots Alliance, Inc. (c)		9,751	90,197
Walmart, Inc.		58,210	4,495,558
			13,055,921

Software & Tech Services - 11.2%
Accenture PLC - Class A		8,568	2,929,828
Adobe, Inc. (a)		6,106	3,507,347
Akamai Technologies, Inc. (a)		2,076	211,420
ANSYS, Inc. (a)		1,187	381,526
Autodesk, Inc. (a)		2,913	752,719
Cadence Design Systems, Inc. (a)		3,707	996,924
CDW Corp./DE		1,830	412,921
Cognizant Technology Solutions Corp., - Class A		6,783	527,514
Crowdstrike Holdings, Inc. - Class A (a)		3,065	849,863
Dayforce, Inc. (a)(c)		2,149	122,858
EPAM Systems, Inc. (a)		789	158,400
Fortinet, Inc. (a)		8,644	663,081
Gartner, Inc. (a)		1,059	520,986
Gen Digital, Inc.		7,511	198,741
International Business Machines Corp.		12,518	2,530,263
Intuit, Inc.		3,816	2,405,072
Leidos Holdings, Inc.		1,842	291,975
Microsoft Corp. (h)		101,295	42,254,196
Oracle Corp.		21,728	3,069,949
Palo Alto Networks, Inc. (a)		4,401	1,596,331
Paycom Software, Inc.		654	106,458
PTC, Inc. (a)		1,628	291,559
Roper Technologies, Inc.		1,457	807,775
Salesforce, Inc.		13,236	3,347,384
ServiceNow, Inc. (a)		2,792	2,387,160
Synopsys, Inc. (a)		2,079	1,080,207
Tyler Technologies, Inc. (a)		578	339,789
			72,742,246

Tech Hardware & Semiconductors - 19.2%
Advanced Micro Devices, Inc. (a)		22,029	3,272,628
Analog Devices, Inc.		6,756	1,586,579
Apple, Inc. (h)		196,427	44,981,783
Applied Materials, Inc.		11,325	2,233,970
Arista Networks, Inc. (a)		3,459	1,222,341
Broadcom, Inc. (h)		59,319	9,658,320
Cisco Systems, Inc.		55,190	2,789,303
Corning, Inc.		10,502	439,509
F5, Inc. (a)		801	162,723
Garmin, Ltd.		2,094	383,809
Hewlett Packard Enterprise Co.		17,709	343,023
HP, Inc.		11,761	425,513
Intel Corp.		58,026	1,278,893
Jabil, Inc.		1,641	179,329
Juniper Networks, Inc.		4,428	172,161
KLA Corp.		1,835	1,503,654
Lam Research Corp.		1,784	1,464,682
Microchip Technology, Inc.		7,364	605,026
Micron Technology, Inc.		15,093	1,452,550
Monolithic Power Systems, Inc.		661	617,823
Motorola Solutions, Inc.		2,272	1,004,315
NetApp, Inc.		2,812	339,465
NVIDIA Corp. (h)		335,230	40,016,405
NXP Semiconductors NV		3,485	893,415
ON Semiconductor Corp. (a)		5,861	456,396
Qorvo, Inc. (a)		1,314	152,279
QUALCOMM, Inc.		15,233	2,670,345
Seagate Technology Holdings PLC		2,660	264,803
Skyworks Solutions, Inc.		2,185	239,454
Super Micro Computer, Inc. (a)		686	300,262
Teledyne Technologies, Inc. (a)		645	279,156
Teradyne, Inc.		2,125	290,551
Texas Instruments, Inc.		12,406	2,659,102
Western Digital Corp. (a)		4,450	291,876
Zebra Technologies Corp. - Class A (a)		700	241,766
			124,873,209

Telecommunications - 0.9%
AT&T, Inc.		97,740	1,945,026
T-Mobile US, Inc.		7,025	1,396,008
Verizon Communications, Inc.		57,365	2,396,710
			5,737,744

Utilities - 2.4%
AES Corp.		9,683	165,870
Alliant Energy Corp.		3,494	203,595
Ameren Corp.		3,632	299,676
American Electric Power Co., Inc.		7,183	720,311
American Water Works Co., Inc.		2,653	379,697
Atmos Energy Corp.		2,055	268,671
CenterPoint Energy, Inc.		8,718	238,001
CMS Energy Corp.		4,067	275,987
Consolidated Edison, Inc.		4,710	478,348
Constellation Energy Corp.		4,295	844,827
Dominion Energy, Inc.		11,420	638,378
DTE Energy Co.		2,818	352,306
Duke Energy Corp.		10,517	1,198,412
Edison International		5,241	456,124
Entergy Corp.		2,908	350,967
Evergy, Inc.		3,129	185,049
Eversource Energy		4,801	324,212
Exelon Corp.		13,625	518,976
FirstEnergy Corp.		7,057	309,944
NextEra Energy, Inc.		28,004	2,254,602
NiSource, Inc.		6,110	201,997
NRG Energy, Inc.		2,840	241,428
PG&E Corp.		29,125	573,763
Pinnacle West Capital Corp.		1,547	135,393
PPL Corp.		10,052	320,759
Public Service Enterprise Group, Inc.		6,787	548,050
Sempra		8,624	708,720
Southern Co.		14,902	1,287,533
Vistra Corp.		4,452	380,334
WEC Energy Group, Inc.		4,302	400,215
Xcel Energy, Inc.		7,572	463,634
			15,725,779
TOTAL COMMON STOCKS (Cost $456,811,147)			646,207,273

PURCHASED OPTIONS - 1.0% (d)(e)	Notional Amount	Contracts	Value
Put Options - 1.0%			$–
S&P 500 Index (i)		–	$–
Expiration: 09/20/2024; Exercise Price: $5,475.00	$ 208,990,800	370	703,000
Expiration: 10/18/2024; Exercise Price: $5,575.00	211,815,000	375	2,375,625
Expiration: 11/15/2024; Exercise Price: $5,525.00	217,463,400	385	3,170,475
Total Put Options			6,249,100
TOTAL PURCHASED OPTIONS (Cost $11,858,857)			6,249,100

SHORT-TERM INVESTMENTS - 0.6%		Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.0%(f)
First American Government Obligations Fund - Class X, 5.14% (g)		148,827	148,827

Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 5.18% (g)		3,574,449	3,574,449
TOTAL SHORT-TERM INVESTMENTS (Cost $3,723,276)			3,723,276

TOTAL INVESTMENTS - 101.1% (Cost $472,393,280)			656,179,649
Liabilities in Excess of Other Assets - (1.1)%			(6,887,470)
TOTAL NET ASSETS - 100.0%			$649,292,179

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(c)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $143,811 which represented 0.0% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(h)
All or portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written option is $240,485,183, which is 37.04% of total net assets.

(i)	Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Defined Risk Fund
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - (1.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.8)%
S&P 500 Index
Expiration: 09/20/2024; Exercise Price: $5,725.00	$(208,990,800)	(370)	$(1,078,550)
Expiration: 10/18/2024; Exercise Price: $5,850.00	(211,815,000)	(375)	(916,875)
Expiration: 11/15/2024; Exercise Price: $5,800.00	(217,463,400)	(385)	(3,081,925)
Total Call Options			(5,077,350)

Put Options - (0.3)%
S&P 500 Index
Expiration: 09/20/2024; Exercise Price: $5,125.00	(208,990,800)	(370)	(170,200)
Expiration: 10/18/2024; Exercise Price: $5,225.00	(211,815,000)	(375)	(778,125)
Expiration: 11/15/2024; Exercise Price: $5,100.00	(217,463,400)	(385)	(1,162,700)
Total Put Options			(2,111,025)
TOTAL WRITTEN OPTIONS (Premiums received $11,301,371)			(7,188,375)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Horizon Defined Risk Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$646,207,273	$–	$0	(a)	$646,207,273
Purchased Options	–	6,249,100	–		6,249,100
Investments Purchased with Proceeds from Securities Lending	148,827	–	–		148,827
Money Market Funds	3,574,449	–	–		3,574,449
Total Investments	$649,930,549	$6,249,100	$0	(a)	$656,179,649

Liabilities:
Investments:
Written Options	–	(7,188,375)	–		(7,188,375)
Total Investments	$–	$(7,188,375)	$–		$(7,188,375)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.